                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                             NEW YORK, NY 10036-6522
                                    ---------
                                 (212) 735-3000

                                                               December 22, 2004

VIA EDGAR
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Laura Hatch, Esq.
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

                           Re:      BlackRock Global Energy and Resources Trust
                                    (File nos. 811-21656 and 333-119876)
                                    ------------------------------------

Dear Ms. Hatch:

                  Electronically transmitted herewith for filing on behalf of the BlackRock Global Energy and Resources Trust (the "Trust"), is the
Pre-Effective Amendment No. 3 under the Investment Company Act of 1940, as amended, and Pre-Effective Amendment No. 3 under the Securities Act of 1933, as amended, to the Trust's registration statement on Form N-2 (the "Registration
Statement").

                  If you have any questions or comments or require any
additional information in connection with the Registration Statement, please telephone me at (212) 735-3507 or Michael Hoffman (212) 735-3406.

                                                     Very truly yours,

                                                     /s/ Erik Chu